{CitiFunds]

TO: Securities and Exchange Commission
    Division of Investment Management
    Judiciary Plaza
    450 Fifth Street, N.W.
    Washington, D.C. 20549

FROM: CitiFunds International Trust
      CitiFunds International Growth Portfolio
      (CIK No. 0000866747)
      (CCC No. *ugaee7z)
      (Registration File Nos. 33-36556; 811-6154)

DATE: February 15, 2000

On behalf of the above-noted registrant, transmitted herewith for filing pursuant to Rule 30d are the annual financial statements for the period ended December 31, 1999.

Please call Linda T. Gibson of CFBDS, Inc. at (617) 423-0800 with any comments or questions relating to this report.

                                               ANNUAL REPORT O DECEMBER 31, 1999
[Logo] CITIFUNDS(SM)


         International Growth
         Portfolio

                                                            INTERNATIONAL STOCKS



                                   [GRAPHIC]




--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------


CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  15
--------------------------------------------------------------------------------


INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments                                                      16
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           20
--------------------------------------------------------------------------------
Statement of Operations                                                       20
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            21
--------------------------------------------------------------------------------
Financial Highlights                                                          21
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  26
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   International stock markets generally posted solid returns in 1999. Moderate economic growth in Europe, coupled with rapid economic recoveries in Japan and Southeast Asia, contributed to higher prices for many international stocks. In fact, international growth stocks returned 27.30% for the 12-month period ended December 31, 1999 as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Growth Index.*

   This report reviews the Fund's investment activities and performance during the year ended December 31, 1999, and provides a summary of Citibank's perspective on and outlook for the international stock markets.

   Throughout the period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds International Growth Portfolio according to its investment objective, which is to provide long-term capital appreciation.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
--------------------------

Philip W. Coolidge
President
January 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   While 1999 WAS A VERY GOOD YEAR FOR MANY INTERNATIONAL BUSINESSES, growth companies (i.e., those that appear to have the potential for faster-than-average growth) fared significantly better than their value-oriented counterparts (i.e., those companies whose shares are believed to be undervalued in the market). According to management, the performance disparity between these two sectors was largely the result of outstanding returns from technology and telecommunications stocks in Japan and Europe.

   THE STATUS OF THE GLOBAL ECONOMY AT THE END OF THE PERIOD WAS VERY DIFFERENT FROM THAT OF A YEAR EARLIER. When 1999 began, Asia was in the midst of a severe currency and credit crisis that had caused its stock markets to fall. Japan was mired in a long-standing recession. Moreover, Europe was preparing for the advent of a unified currency, the Euro (the Euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999). In November 1998, many of the world' s central banks completed a series of interest rate cuts that were intended to add liquidity to troubled financial systems and stimulate global economic growth. The central banks' strategies were apparently effective, because many international economies began their strong growth in 1999.

   By the end of 1999, many investment professionals believed that the world had entered a period of synchronized global growth, where the economies of most developed countries and many emerging ones were growing simultaneously in response to positive developments throughout the world. In Japan, new government programs designed to reform its financial system and stimulate economic growth were viewed favorably by many international investors.

   In Europe, despite early problems associated with the introduction of the Euro and the gradual implementation of a centralized monetary policy, economic growth continued as many corporations restructured to compete more effectively in a larger and more competitive global marketplace. Virtually all regions benefited from the continued growth of the U.S. economy, where robust consumer and business spending provided a boost for foreign goods and services.

   The reporting period began with an emphasis on Japanese stocks, reflecting management' s belief that the Japanese economy was poised for a potential turnaround. At the same time, the Fund's exposure to European companies was reduced. This strategy proved beneficial as Japanese stocks rose sharply early in the year while European stocks generally languished. Around mid-year, the Fund's management effectively reversed this strategy, taking profits in some of their Japanese holdings and redeploying those assets in European growth stocks. This shift of assets enabled the Portfolio to benefit from the improved performance of European stocks during the second half of the year. Management also reduced its holdings in emerging markets in order to focus more closely on growth opportunities within developed markets.

   Early in the year, management increased the Fund's exposure to stocks they believed were most likely to benefit from economic expansion-such as basic materials and energy companies-and the team decreased its holdings of relatively defensive pharmaceutical and insurance stocks. During the second half of the year, management realigned the Fund away from economically sensitive stocks and toward growth sectors such as technology and telecommunications.

   LOOKING FORWARD, MANAGEMENT CONTINUES TO SEEK COMPANIES WORLDWIDE WITH ATTRACTIVE GROWTH PROSPECTS. In Europe, continued earnings growth may come from ongoing corporate restructuring and unrestricted cross-border trade. In Japan, stocks may continue to rise further if domestic investors commit their capital alongside foreign investors. Management also believes that the recovery of markets in Asia should continue as long as exports to developed markets remain strong. And while no guarantees can be made, management believes this focus on growth companies worldwide should continue to benefit over the near term.




FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER,
INTERNATIONAL EQUITY PORTFOLIO
Citibank, N.A.

COMMENCEMENT OF OPERATIONS
March 1, 1991

NET ASSETS AS OF 12/31/99
Class A shares $25.1 million
Class B shares $323,332

DIVIDENDS
Paid semi-annually, if any

CAPITAL GAINS
Distributed semi-annually, if any

BENCHMARKS
o Lipper International Growth Funds Average
o Morgan Stanley Capital International Europe, Australasia,
  Far East (MSCI EAFE(R)) Index*




* The Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE) Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from Europe, Australasia and the Far East.

PORTFOLIO HIGHLIGHTS
================================================================================

TOP TEN EQUITY HOLDINGS AS OF DECEMBER 31, 1999

COMPANY, INDUSTRY                                               % OF NET ASSETS

Nippon Telegraph & Telephone Co., Diversified
Telecommunication Services                                              4.7%
--------------------------------------------------------------------------------
Nokia AB, Communication Equipment                                       4.3%
--------------------------------------------------------------------------------
British Telecommunications Plc., Diversified Telecommunication Services 3.9%
--------------------------------------------------------------------------------
Sony Corp., Household Durables                                          2.6%
--------------------------------------------------------------------------------
L.M. Ericsson Telefon (Series B), Communications Equipment              2.5%
--------------------------------------------------------------------------------
Deutsche Telekom AG, Diversified Telecommunication Services             2.3%
--------------------------------------------------------------------------------
Roche Holdings AGM, Pharmaceuticals                                     2.2%
--------------------------------------------------------------------------------
Softbank Corp., Internet Software & Services                            2.2%
--------------------------------------------------------------------------------
Mannesmann AG, Wireless Telecommunication Services                      2.0%
--------------------------------------------------------------------------------
Glaxo Wellcome, Pharmaceuticals                                         1.9%
--------------------------------------------------------------------------------




PORTFOLIO DIVERSIFICATION AS OF DECEMBER 31, 1999

       [The following table represents a pie chart in the printed piece.]

Europe                67%
Japan                 29%
Short Term             2%
Asian Pacific Basin    2%


                       *Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                  ONE       FIVE      3/2/91
ALL PERIODS ENDED DECEMBER 31, 1999              YEAR       YEARS*   INCEPTION*
================================================================================
CitiFunds International Growth Portfolio
  (Class A) without sales charge                 35.66%     15.24%    10.09%
Lipper International Growth Funds Average        40.81%     15.05%    12.00%+
MSCI EAFE Index                                  27.30%     13.15%     9.99%+
CitiFunds International Growth Portfolio
  (Class A) with maximum sales charge of 5.00%   28.87%     14.06%     9.45%
Citifunds International Growth Portfolio
  (Class B) without deferred sales charge           --         --     31.95%#**
Lipper International Growth Funds Average           --         --     40.81%++**
MSCI EAFE Index                                     --         --     27.30%++**
CitiFunds International Growth Portfolio (Class B)
  with a maximum deferred sales charge of 5.00%     --         --     25.35%#**

 *Average Annual Total Return
**Not Annualized
 +From 2/28/91
++From 12/31/98
 #Commencement of Operations 1/4/99


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $22,223, including the maximum sales charge (as of 12/31/99). The graph shows how the Fund compares to its benchmarks over the same period.


      [The following table represents a line chart in the printed piece.]

CitiFunds                Lipper
International            International           MSCI EAFE(R)
Growth Portfolio         Growth Funds            Index
(Class A)                Average                 (unmanaged)
--------------------------------------------------------------------------------
9500                     10000                   10000
8949                      9708                    9401
9253                      9831                    9496
9253                      9942                    9596
9272                      9451                    8890
9310                      9828                    9330
9415                      9748                    9142
9643                     10022                    9660
9690                     10081                    9800
9367                      9745                    9345
9653                     10203                    9834
9891                     10281                    9629
10072                    10282                    9290
9586                      9927                    8682
9843                     10143                    8728
10386                    10648                    9318
10091                    10356                    8882
9662                      9971                    8661
9710                     10072                    9210
9414                      9864                    9034
9262                      9595                    8566
9405                      9632                    8651
9512                      9741                    8701
9512                      9792                    8706
9474                     10039                    8974
10009                    10603                    9762
10257                    11148                   10693
10534                    11401                   10924
10286                    11172                   10756
10257                    11506                   11134
10821                    12241                   11738
10926                    12215                   11476
11442                    12790                   11832
11222                    12382                   10800
12349                    13608                   11582
12951                    14400                   12564
12435                    14075                   12532
11537                    13423                   11994
11537                    13749                   12506
11480                    13713                   12437
11308                    13558                   12616
11575                    13934                   12740
12110                    14346                   13045
11833                    13992                   12636
11728                    14258                   13060
11375                    13558                   12435
10934                    13418                   12516
10121                    12738                   12038
10370                    12756                   12006
11182                    13162                   12759
11450                    13590                   13243
11631                    13703                   13088
12033                    13703                   12861
12663                    14439                   13665
12692                    14169                   13147
12960                    14379                   13408
12807                    14206                   13051
12673                    14351                   13418
12911                    14787                   13961
13093                    15123                   14021
12949                    15180                   14072
13294                    15437                   14374
13726                    15917                   14795
13611                    15869                   14526
13649                    15974                   14612
13008                    15380                   14188
12876                    15551                   14222
13110                    15884                   14603
12947                    15771                   14457
13334                    16440                   15036
13245                    16491                   14846
12740                    16437                   14329
12919                    16669                   14567
13009                    16706                   14624
13077                    16739                   14705
13773                    17727                   15665
14585                    18548                   16533
14948                    19054                   16804
13939                    17671                   15552
15027                    18761                   16426
13871                    17346                   15168
13803                    17185                   15016
13928                    17328                   15151
14562                    17735                   15848
15294                    18906                   16869
15843                    19872                   17392
15965                    20144                   17533
15940                    20164                   17452
16179                    20009                   17588
16421                    20299                   17771
14367                    17400                   15573
13907                    16772                   15099
15018                    18016                   16677
15668                    18947                   17536
16382                    19529                   18232
16408                    19681                   18183
15914                    19161                   17754
16369                    19830                   18499
16733                    20740                   19252
15927                    19888                   18265
16759                    20934                   18981
17271                    21474                   19550
17179                    21663                   19626
17350                    21745                   19829
18426.5                  22582                 20576.1
19608.6                  24328                 21296.3
22222.7                  27242                 23210.8


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are invested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
================================================================================

ASSETS:

Investment in International Equity Portfolio, at value (Note 1A)   $25,331,996
Receivable for shares of beneficial interest sold                       62,276
Other assets                                                            35,420
--------------------------------------------------------------------------------
  Total assets                                                      25,429,692
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   33,875
Payable to affiliates--Shareholder Servicing Agents' fees (Note 3)       4,906
Accrued expenses and other liabilities                                   9,782
--------------------------------------------------------------------------------
  Total liabilities                                                     48,563
--------------------------------------------------------------------------------
Net Assets                                                         $25,381,129
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $17,435,336
Unrealized appreciation                                              7,361,583
Accumulated net realized gain                                          584,210
--------------------------------------------------------------------------------
  Total                                                            $25,381,129
================================================================================
COMPUTATION OF:
CLASS A SHARES:
Net Asset Value per share ($25,057,797/1,573,683 shares outstanding)    $15.92
Offering price per share ($15.92 / 0.95)                                 16.76*
================================================================================
CLASS B SHARES:
Net Asset Value and offering price per share
  ($323,332/20,455 shares outstanding)                                  $15.81**
================================================================================
 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

INVESTMENT INCOME (Note 1B):
Dividend Income from International Equity Portfolio   $   249,418
Interest Income from International Equity Portfolio         1,952
Foreign Taxes Reclaimed                                    15,953
Allocated Expenses from International Equity Portfolio   (211,850)
--------------------------------------------------------------------------------
                                                                     $   55,473
EXPENSES:
Administrative fees (Note 2)                               62,978
Shareholder Servicing Agents' fees Class A (Note 3)        52,604
Shareholder Servicing Agents' fees Class B (Note 3)           216
Service fees Class A (Note 4)                              20,993
Service fees Class B (Note 4)                               1,420
Expense fees (Note 7)                                      42,645
--------------------------------------------------------------------------------
   Total expenses                                            180,856
Less aggregate amount waived by the Shareholder
Servicing Agent and the Distributor (Note 3 and Note 4)   (21,209)
--------------------------------------------------------------------------------
   Net expenses                                                          59,647
--------------------------------------------------------------------------------
Net investment loss                                                    (104,174)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS FROM
INTERNATIONAL EQUITY PORTFOLIO:
Net realized gain                                       2,000,083
Unrealized appreciation                                 4,731,181
--------------------------------------------------------------------------------
Net realized and unrealized gain from
  International Equity Portfolio                                      6,731,264
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,627,090
================================================================================
See notes to financial statements

--------------------------------------------------------------------------------
CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED DECEMBER 31,
                                                  -----------------------------
                                                      1999              1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment loss                               $  (104,174)        $ (33,633)
Net realized gain                                   2,000,083           743,282
Unrealized appreciation (depreciation)              4,731,181         2,040,966
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   6,627,090         2,750,615
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A                              --           (11,592)
Net realized gain Class A                          (1,577,443)       (1,235,787)
Net realized gain Class B                             (17,951)               --
In excess of net income Class A                            --            (2,006)
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                  (1,595,394)       (1,249,385)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (Note 6):
CLASS A
Net proceeds from sale of shares                    5,174,767         7,942,093
Net asset value of shares issued to
  shareholders from reinvestment of dividends       1,548,991         1,239,930
Cost of shares repurchased                         (7,777,297)       (7,884,305)
--------------------------------------------------------------------------------
  Total Class A                                    (1,053,539)        1,297,718
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                      290,552                --
Net asset value of shares issued to shareholders
  from reinvestment of distributions                   17,012                --
Cost of shares repurchased                            (36,825)               --
--------------------------------------------------------------------------------
  Total Class B                                       270,739                --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
transactions in shares of beneficial interest        (782,800)        1,297,718
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               4,248,896         2,798,948
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                21,132,233        18,333,285
--------------------------------------------------------------------------------
End of period (including overdistributed
  net investment loss of $0 and
  $(18,822), respectively)                        $25,381,129       $21,132,233
================================================================================
 *January 4, 1999 (Commencement of Operations) to December 31, 1999.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                      CLASS A
                                    -------------------------------------------
                                              YEAR ENDED DECEMBER 31,
                                    -------------------------------------------
                                      1999    1998     1997     1996     1995
================================================================================
Net Asset Value, beginning
  of period                         $12.60  $ 11.42   $ 11.79  $ 13.46 $  11.44
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)        (0.077)  (0.009)    0.004+   0.028+   0.013+
Net realized and unrealized gain     4.452    1.996     0.592+   0.314+   2.055+
--------------------------------------------------------------------------------
  Total from operations              4.375    1.987     0.596    0.342    2.068
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                   --   (0.008)   (0.025)  (0.021)  (0.048)
In excess of net investment income      --   (0.001)       --       --       --
Net realized gain on investments    (1.055)  (0.798)   (0.941)  (1.991)      --
--------------------------------------------------------------------------------
  Total from distributions          (1.055)  (0.807)   (0.966)  (2.012)  (0.048)
--------------------------------------------------------------------------------
Net Asset Value, end of period      $15.92  $ 12.60   $ 11.42  $ 11.79  $ 13.46
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                 $25,058   $21,132   $18,333  $32,589  $32,159
Ratio of expenses to
  average net assets (A)            1.75%     1.75%     1.75%    1.75%    1.75%
Ratio of net investment income
(loss) to average net assets      (0.49)%   (0.17)%     0.03%    0.18%    0.10%
Total return (B)                   35.66%    17.62%     5.15%    2.59%   18.08%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and expenses, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss)
  per share                      $(0.210)  $(0.011)  $(0.004)+$(0.002)+  $0.013+
RATIOS:
Expenses to average net assets (A)  1.90%     1.80%     1.82%    1.94%    1.75%
Net investment income (loss) to
  average net assets              (0.64)%   (0.22)%   (0.04)%  (0.01)%    0.10%
================================================================================
+ The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of International Equity Portfolio allocated expenses for the periods indicated.
(B) Total return does not include the maximum sales charge of 5.00% effective January 4, 1999.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                               CLASS B
                                                         ------------------
                                                           JANUARY 4, 1999
                                                          (COMMENCEMENT OF
                                                           OPERATIONS) TO
                                                          DECEMBER 31, 1999
================================================================================
Net Asset Value, beginning of period                          $12.87
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                           (0.095)
Net realized and unrealized gain (loss) on investments         4.090
--------------------------------------------------------------------------------
  Total from operations                                        3.995
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                             --
Net realized gain on investments                              (1.055)
--------------------------------------------------------------------------------
  Total distributions                                         (1.055)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                $15.81
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                       $323
Ratio of expenses to average net assets (A)                    2.50%*
Ratio of net investment  loss to average net assets          (1.24)%*
Total return                                                  31.95%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and expenses, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                $(0.108)
RATIOS:
Expenses to average net assets (A)                             2.70%*
Net investment loss to average net assets                    (1.44)%*
================================================================================
 * Annualized
** Not Annualized
(A)Includes the Fund's share of International Equity Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds International Growth Portfolio (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund invests all of its investable assets in International Equity Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 64.5% at December 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Fund's Administrator and Distributor.
Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front end sales charge, pay a higher ongoing distribution fee than Class A and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have a lower expense ratio than Class B shares. For the period ended December 31, 1999, CFBDS, acting as the distributor, received net commissions paid by investors $813 from sales of Class A shares and $1,050 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATIONS Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio. All the net investment income, realized and unrealized gain or loss of the Portfolio is allocated pro rata, based on respec-

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

tive ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Additionally, each fund reclaims its pro rata portion of recoverable foreign taxes on dividends received by the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is required.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1999 the Fund reclassified $122,996 from accumulated investment loss to accumulated net realized gain on investments.

2. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services, including general office facilities, may not exceed an annual rate of 0.30% of the Fund's average daily net assets. The administrative fees amounted to $62,978 for the year ended December 31, 1999. Citibank acts as Sub-Administrator and performs such duties and receives certain compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

3. SHAREHOLDER SERVICING AGENTS' FEES The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, represented by shares owned during the period for which payment is being made by investors for whom such

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents' fees, computed at an annual rate of 0.25%, for Class A and 0.15% for Class B, amounted to $52,604 for Class A. The Shareholder Servicing Agents' fees for Class B amounted to $216, all of which was voluntarily waived for the year ended December 31, 1999.

4. DISTRIBUTION/SERVICE FEES The Fund maintains separate Distributions/Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Distribution Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares of the Fund. The Distribution fee for Class A shares amounted to $20,993, all of which was voluntary waived for the year ended December 31, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of Class A shares of the Fund. The additional fee has not been assessed through December 31, 1999.

    Under the Class B Service Plan, the fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The service fees for Class B shares amounted to $1,420 for the year ended December 31, 1999.

    These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service of the maintenance of shareholder accounts.

5. INVESTMENT TRANSACTIONS Increase and decrease in the Fund's investment in the Portfolio for the year ended December 31, 1999 aggregated $5,072,810 and $7,517,895, respectively.

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001). Transactions in shares of beneficial interest were as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                   ----------------------------
                                                        1999          1998
================================================================================
CLASS A:
Shares sold                                          383,870         640,142
Shares issued to shareholders from
  reinvestment of dividends                          107,342         100,100
Shares repurchased                                  (594,039)       (669,297)
--------------------------------------------------------------------------------
Net increase (decrease)                             (102,827)         70,945
================================================================================
CLASS B:*
Shares sold                                           21,952              --
Shares issued to shareholders from
  reinvestment of dividends                            1,179              --
Shares repurchased                                    (2,676)             --
--------------------------------------------------------------------------------
Net increase                                          20,455              --
================================================================================
* January 4, 1999 (Commencement of Operations) to December 31, 1999.


7. EXPENSE FEES CFBDS has entered into an expense agreement with the Fund. CFBDS has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Fund, other than fees paid under the Administrative Services Agreement, Distribution Agreement and Shareholder Servicing Agreements. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Fund has agreed to pay to CFBDS an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary operating expenses of the Fund, including expenses allocated from the Portfolio less expenses waived by the Administrator, would on an annual basis exceed an agreed upon rate, currently 1.75% of Class A and 2.50% of Class B average daily net assets.

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS INTERNATIONAL TRUST (THE TRUST): CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial high-lights present fairly, in all material respects, the financial position of CitiFunds International Growth Portfolio (the "Fund"), a series of CitiFunds International Trust, at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2000


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